Share warrant obligations - Additional Information (Details) - $ / shares			3 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 27, 2021	Mar. 31, 2022	Dec. 31, 2021
Share warrant obligation
Estimated starting share price	$ 8.06	$ 10.67	$ 5.01	$ 8.06
Estimation of starting share price, Method 1
Share warrant obligation
Estimated effect of loss (in percent)			5.10%
Adjustment share price			$ 6.38
DLOM			12.10%
Estimated starting share price			$ 5.01
Minimum. | Estimation of starting share price, Method 2
Share warrant obligation
EV/EBITDA multiple			4.97
Maximum. | Estimation of starting share price, Method 2
Share warrant obligation
EV/EBITDA multiple			$ 6.18